Subsequent event	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event [Text Block]	26. Subsequent event On February 11, 2020, the Company received a $15.0 million distribution from the JV, bringing the Company’s holding to 159.9 million preference shares in the JV.